Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Touchstone Variable Series Trust
Entity Central Index Key	0000920547
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000193689 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing investors with capital appreciation and current income by generally investing in a diversified portfolio comprising approximately 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund invests primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund’s Class I shares performance was 14.16% for the reporting period.
Over the past year, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting trade policy. However, economic growth remained strong, driven by robust consumer demand which, along with optimism around artificial intelligence, drove equity markets to all‑time highs and kept credit spreads at levels tight relative to history. Interest rates moved lower and the curve steepened over the past 12 months as investors adjusted their expectations for the Federal Reserve (Fed) policy and the Fed cut rates in the final three meetings of the year.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Allocation	Positive
The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index in a period where equities outperformed fixed income.

Equity	Positive	Equities had a positive impact on relative performance as the allocation outperformed the Russell 1000® Index due to strong sector allocation.

Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation and interest rate management.

Equity Selection	Negative	The selection impact within equities was negative, largely due to underperformance within the Technology sector.
Equity markets retreated into bear market territory in April 2025 and the Fund used that opportunity to modestly increase the allocation to equities, which is primarily concentrated in US large cap securities. Thereafter, the Fund used periods of strong performance to trim equity exposure as valuations became stretched. The Fund’s fixed income allocation was overweight risk within Investment Grade Credit and Securitized and added an allocation to high yield corporates in April 2025 due to attractive relative value amid tariff uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class I	14.16%	8.64%	9.81%

Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Russell 3000® Index	17.15%	13.15%	14.29%

60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	13.73%	8.18%	9.85%

Net Assets	$ 47,336,510
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 261,483
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$47,336,510

Total number of portfolio holdings	220

Total advisory fees paid	$261,483

Portfolio turnover rate	77%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Common Stocks	64.4%

Corporate Bonds	17.8%

U.S. Government Mortgage-Backed Obligations	6.1%

U.S. Treasury Obligations	4.3%

Non‑Agency Collateralized Mortgage Obligations	3.0%

Commercial Mortgage-Backed Securities	2.0%

Exchange-Traded Fund	0.9%

Sovereign Government Obligations	0.3%

Short-Term Investment Funds	2.6%

Other Assets/Liabilities (Net)	(1.4)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	28.1%

AA/Aa	24.9%

A/A	20.6%

BBB/Baa	23.4%

BB/Ba	3.0%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000226678 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS SC
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class SC	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing investors with capital appreciation and current income by generally investing in a diversified portfolio comprising approximately 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund invests primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund’s Class SC shares performance was 14.18% for the reporting period.
Over the past year, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting trade policy. However, economic growth remained strong, driven by robust consumer demand which, along with optimism around artificial intelligence, drove equity markets to all‑time highs and kept credit spreads at levels tight relative to history. Interest rates moved lower and the curve steepened over the past 12 months as investors adjusted their expectations for the Federal Reserve (Fed) policy and the Fed cut rates in the final three meetings of the year.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Allocation	Positive
The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index in a period where equities outperformed fixed income.

Equity	Positive	Equities had a positive impact on relative performance as the allocation outperformed the Russell 1000® Index due to strong sector allocation.

Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation and interest rate management.

Equity Selection	Negative	The selection impact within equities was negative, largely due to underperformance within the Technology sector.
Equity markets retreated into bear market territory in April 2025 and the Fund used that opportunity to modestly increase the allocation to equities, which is primarily concentrated in US large cap securities. Thereafter, the Fund used periods of strong performance to trim equity exposure as valuations became stretched. The Fund’s fixed income allocation was overweight risk within Investment Grade Credit and Securitized and added an allocation to high yield corporates in April 2025 due to attractive relative value amid tariff uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class SC1	14.18%	8.64%	9.81%

Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Russell 3000® Index	17.15%	13.15%	14.29%

60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	13.73%	8.18%	9.85%
[1] The inception date was April 13, 2021. Performance information was calculated using the historical performance of Class I shares for the periods prior to April 13, 2021.

Performance Inception Date	Apr. 13, 2021
Net Assets	$ 47,336,510
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 261,483
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$47,336,510

Total number of portfolio holdings	220

Total advisory fees paid	$261,483

Portfolio turnover rate	77%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Common Stocks	64.4%

Corporate Bonds	17.8%

U.S. Government Mortgage-Backed Obligations	6.1%

U.S. Treasury Obligations	4.3%

Non‑Agency Collateralized Mortgage Obligations	3.0%

Commercial Mortgage-Backed Securities	2.0%

Exchange-Traded Fund	0.9%

Sovereign Government Obligations	0.3%

Short-Term Investment Funds	2.6%

Other Assets/Liabilities (Net)	(1.4)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	28.1%

AA/Aa	24.9%

A/A	20.6%

BBB/Baa	23.4%

BB/Ba	3.0%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193690 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Bond Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. Under normal circumstances, the Fund invests at least 80% of its assets in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities (both U.S. Government and foreign sovereign debt) and corporate debt securities. The Fund primarily invests in investment-grade debt securities but may invest up to 30% of total assets in non‑investment‑grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization.
The Fund’s Class I shares performance was 7.63% for the reporting period.
Over the past year, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting trade policy. Interest rates moved lower and the curve steepened over the reporting period as investors adjusted their expectations for the Federal Reserve (Fed) policy, and the Fed cut rates in the final three meetings of the year. Credit spreads were roughly unchanged over the period, but did briefly widen following tariff announcements (Liberation Day), and ended at levels tight relative to history.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Interest Rate Management	Positive	Interest rates were volatile and as a result the Fund tactically adjusted duration positioning over the past year. The aggregate impact from interest rate management contributed to performance.

Corporate Bond Sector	Positive	The Fund maintained an overweight allocation to investment grade corporates and added high yield corporates in April 2025 amid tariff volatility, both contributed to performance.

Investment Grade Corporate Bonds	Positive	Security selection within Investment Grade Corporates contributed to performance.

CMBS	Negative	Security selection within Securitized (CMBS) detracted.
In April 2025, the Fund increased its allocation to high yield corporates, amid volatility surrounding tariff announcements. The Fund also upgraded quality within investment grade corporates and securitized products amid historically tight spreads and unfavorable risk/reward.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

1

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class I	7.63%	-0.14%	2.13%

Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Net Assets	$ 48,521,594
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 186,273
Investment Company Portfolio Turnover	212.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$48,521,594

Total number of portfolio holdings	238

Total advisory fees paid	$186,273

Portfolio turnover rate	212%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	36.6%

U.S. Treasury Obligations	27.1%

U.S. Government Mortgage-Backed Obligations	9.3%

Commercial Mortgage-Backed Securities	7.7%

Non‑Agency Collateralized Mortgage Obligations	6.2%

Agency Collateralized Mortgage Obligations	3.7%

Asset-Backed Securities	3.1%

Exchange-Traded Fund	2.9%

Sovereign Government Obligations	0.4%

Short-Term Investment Funds	4.7%

Other Assets/Liabilities (Net)	(1.7)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	40.5%

AA/Aa	17.7%

A/A	14.4%

BBB/Baa	19.3%

BB/Ba	0.3%

B/B	1.0%

CCC	0.1%

Not Rated	6.7%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000213075 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Bond Fund
Class Name	CLASS SC
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class SC	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. Under normal circumstances, the Fund invests at least 80% of its assets in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities (both U.S. Government and foreign sovereign debt) and corporate debt securities. The Fund primarily invests in investment-grade debt securities but may invest up to 30% of total assets in non‑investment‑grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization.
The Fund’s Class SC shares performance was 7.34% for the reporting period.
Over the past year, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting trade policy. Interest rates moved lower and the curve steepened over the reporting period as investors adjusted their expectations for the Federal Reserve (Fed) policy, and the Fed cut rates in the final three meetings of the year. Credit spreads were roughly unchanged over the period, but did briefly widen following tariff announcements (Liberation Day), and ended at levels tight relative to history.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Interest Rate Management	Positive	Interest rates were volatile and as a result the Fund tactically adjusted duration positioning over the past year. The aggregate impact from interest rate management contributed to performance.

Corporate Bond Sector	Positive	The Fund maintained an overweight allocation to investment grade corporates and added high yield corporates in April 2025 amid tariff volatility, both contributed to performance.

Investment Grade Corporate Bonds	Positive	Security selection within Investment Grade Corporates contributed to performance.

CMBS	Negative	Security selection within Securitized (CMBS) detracted.
In April 2025, the Fund increased its allocation to high yield corporates, amid volatility surrounding tariff announcements. The Fund also upgraded quality within investment grade corporates and securitized products amid historically tight spreads and unfavorable risk/reward.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class SC1	7.34%	-0.34%	1.90%

Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
[1] The inception date was July 10, 2019. Performance information was calculated using the historical performance of Class I shares for the periods prior to July 10, 2019.

Performance Inception Date	Jul. 10, 2019
Net Assets	$ 48,521,594
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 186,273
Investment Company Portfolio Turnover	212.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$48,521,594

Total number of portfolio holdings	238

Total advisory fees paid	$186,273

Portfolio turnover rate	212%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	36.6%

U.S. Treasury Obligations	27.1%

U.S. Government Mortgage-Backed Obligations	9.3%

Commercial Mortgage-Backed Securities	7.7%

Non‑Agency Collateralized Mortgage Obligations	6.2%

Agency Collateralized Mortgage Obligations	3.7%

Asset-Backed Securities	3.1%

Exchange-Traded Fund	2.9%

Sovereign Government Obligations	0.4%

Short-Term Investment Funds	4.7%

Other Assets/Liabilities (Net)	(1.7)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	40.5%

AA/Aa	17.7%

A/A	14.4%

BBB/Baa	19.3%

BB/Ba	0.3%

B/B	1.0%

CCC	0.1%

Not Rated	6.7%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193691 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Common Stock Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation. The Fund invests at least 80% of its assets in large capitalization equity securities. The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., seeks to invest in companies that are trading below what is believed to be the estimate of the companies’ intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place.
The Fund’s Class I shares performance was 17.83% for the reporting period.
The U.S. equity market closed out 2025 with strong gains, completing a three-year run of double-digit returns. Volatility revolving around tariffs throughout the year alongside a record government shutdown late in the period were notable headwinds, but economic growth remained resilient amidst the Federal Reserve cutting rates three times and artificial intelligence (AI)-driven tech leadership boosting earnings.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

International stock performance	Positive
Although an overall small allocation within the portfolio, stocks of companies domiciled outside the U.S. were positive contributors to performance. Stocks such as Taiwan Semiconductor ADR (Taiwan), Medtronic, PLC (Ireland), and Alibaba ADR (Hong Kong) all significantly outperformed the portfolio’s U.S. – domiciled stocks.

Communication Services sector allocation	Positive	The largest strategy overweight, allocation to the sector was the highest contributor.

Moat	Positive	The overweight allocation to holdings with high barriers to entry was a large contributor to performance.

Information Technology (IT) sector stock performance	Negative	Stock selection within the sector was the largest detractor to performance. Salesforce, Workday, and Microsoft were the biggest detractors among the portfolio’s IT stock exposure.
The decrease in weight year to year in the Health Care sector relative to the Russell 1000® Index was the largest sector related change in the Fund during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class I	17.83%	13.80%	14.20%

Russell 3000® Index	17.15%	13.15%	14.29%

Russell 1000® Index	17.37%	13.59%	14.59%

Net Assets	$ 206,602,356
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 1,008,928
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$206,602,356

Total number of portfolio holdings	45

Total advisory fees paid	$1,008,928

Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	34.1%

Communication Services	17.0%

Financials	14.1%

Health Care	10.1%

Consumer Discretionary	9.1%

Industrials	6.9%

Consumer Staples	4.0%

Energy	2.3%

Real Estate	1.6%

Materials	0.7%

Short-Term Investment Fund	0.2%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000213076 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Common Stock Fund
Class Name	CLASS SC
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class SC	$100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation. The Fund invests at least 80% of its assets in large capitalization equity securities. The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., seeks to invest in companies that are trading below what is believed to be the estimate of the companies’ intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place.
The Fund’s Class SC shares performance was 17.65% for the reporting period.
The U.S. equity market closed out 2025 with strong gains, completing a three-year run of double-digit returns. Volatility revolving around tariffs throughout the year alongside a record government shutdown late in the period were notable headwinds, but economic growth remained resilient amidst the Federal Reserve cutting rates three times and artificial intelligence (AI)-driven tech leadership boosting earnings.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

International stock performance	Positive
Although an overall small allocation within the portfolio, stocks of companies domiciled outside the U.S. were positive contributors to performance. Stocks such as Taiwan Semiconductor ADR (Taiwan), Medtronic, PLC (Ireland), and Alibaba ADR (Hong Kong) all significantly outperformed the portfolio’s U.S. – domiciled stocks.

Communication Services sector allocation	Positive	The largest strategy overweight, allocation to the sector was the highest contributor.

Moat	Positive	The overweight allocation to holdings with high barriers to entry was a large contributor to performance.

Information Technology (IT) sector stock performance	Negative	Stock selection within the sector was the largest detractor to performance. Salesforce, Workday, and Microsoft were the biggest detractors among the portfolio’s IT stock exposure.
The decrease in weight year to year in the Health Care sector relative to the Russell 1000® Index was the largest sector related change in the Fund during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class SC1	17.65%	13.58%	13.93%

Russell 3000® Index	17.15%	13.15%	14.29%

Russell 1000® Index	17.37%	13.59%	14.59%
[1] The inception date was July 10, 2019. Performance information was calculated using the historical performance of Class I shares for the periods prior to July 10, 2019.

Performance Inception Date	Jul. 10, 2019
Net Assets	$ 206,602,356
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 1,008,928
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$206,602,356

Total number of portfolio holdings	45

Total advisory fees paid	$1,008,928

Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	34.1%

Communication Services	17.0%

Financials	14.1%

Health Care	10.1%

Consumer Discretionary	9.1%

Industrials	6.9%

Consumer Staples	4.0%

Energy	2.3%

Real Estate	1.6%

Materials	0.7%

Short-Term Investment Fund	0.2%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000193692 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund normally invests at least 80% of its assets in small-capitalization companies and seeks to provide investors with growth of capital by investing primarily in common stocks of small companies that the sub‑adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund’s Class I shares performance was 9.72% for the reporting period.
Small cap equity returns, measured by the Russell 2000® Index, was up 12.81% for the year ended December 31, 2025.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Industrials and Financials stocks	Positive	Stocks in the Industrials and Financials sectors were the top two contributors.

Health Care and Communication Services stocks	Negative	Stocks in the Health Care and Communication Services sectors were the top two detractors.

Consumer Staples and Health Care sectors	Positive	The Consumer Staples underweight allocation and Health Care overweight allocation were the top two contributors.

Materials and Consumer Discretionary sectors	Negative	The Materials underweight allocation and Consumer Discretionary overweight allocation were the top two detractors.
The portfolio purchased eleven new positions and exited seven positions. There were no material sector allocation changes over 3%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class I	9.72%	9.10%	11.37%

Russell 3000® Index	17.15%	13.15%	14.29%

Russell 2000® Index	12.81%	6.09%	9.62%

Net Assets	$ 60,700,656
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 295,887
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$60,700,656

Total number of portfolio holdings	76

Total advisory fees paid	$295,887

Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Health Care	20.9%

Information Technology	20.5%

Industrials	17.2%

Consumer Discretionary	14.5%

Financials	9.6%

Energy	6.1%

Real Estate	6.0%

Communication Services	3.0%

Materials	2.1%

Short-Term Investment Funds	1.3%

Other Assets/Liabilities (Net)	(1.2)%

Total	100.0%